Nature of Operations and Continuance of Business	33 Months Ended
Sep. 30, 2013
Natureof Operationand Continuanceof Business [Abstract]
Natureof Operationand Continuanceof Business
1. Nature of Operations and Continuance of Business	1. Nature of Operations and Continuance of Business
HDS International Corp. (the “Company”) was incorporated on November 3, 2008 under the laws of the State of Nevada. A substantial portion of the Company’s activities has involved developing a business plan and establishing contacts and visibility in the marketplace and the Company has not generated any revenue to date. The Company plans to engage in the business of providing renewable energy and eco-sustainability solutions based on its licensed technologies.

HDS International Corp. (formerly GMV Wireless, Inc.) (the “Company”) was incorporated on November 3, 2008 under the laws of the State of Nevada. A substantial portion of the Company’s activities has involved developing a business plan and establishing contacts and visibility in the marketplace and the Company has not generated any revenue to date. The Company plans to engage in the business of providing wireless Internet services (“Wi-Fi”), primarily to the hospitality industry.

On June 11, 2012, HDS Energy and Ecosystems NB, Ltd., the Company’s wholly owned subsidiary, was incorporated in the Province of New Brunswick, Canada to manage the operations and other business development efforts.

On June 11, 2012, HDS Energy and Ecosystems NB, Ltd., the Company’s wholly owned subsidiary, was incorporated in the Province of New Brunswick, Canada to manage the operations and other business development efforts in the Province of New Brunswick, Canada.

Going Concern	Going Concern
These consolidated financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has generated no revenues to date and has never paid any dividends and is unlikely to pay dividends or generate significant earnings in the immediate or foreseeable future. As of September 30, 2013, the Company had a working capital deficiency of $795,187 and an accumulated deficit of $1,527,447. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability to raise equity or debt financing, and the attainment of profitable operations from the Company's future business. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

These consolidated financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has generated no revenues to date and has never paid any dividends and is unlikely to pay dividends or generate significant earnings in the immediate or foreseeable future. As of December 31, 2012, the Company had a working capital deficiency of $464,301 and an accumulated deficit of $1,132,279. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability to raise equity or debt financing, and the attainment of profitable operations from the Company’s future business. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.